SHARE-BASED COMPENSATION - Expenses of Share-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expenses arising from equity classified share-based awards	$ 14	$ 48	$ 5
Recovery arising from liability classified share-based awards			(45)
Expense (recovery)			$ (40)
Expense arising from equity classified share-based payment transactions
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expenses arising from equity classified share-based awards	9	18
Expense arising from liability classified share-based payment transactions
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expenses arising from equity classified share-based awards	$ 5	$ 30